Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Description of Plan [Line Items]
Description of Plan	Description of Plan
General

The following brief description of the Ingredion Incorporated Retirement Savings Plan for Salaried Employees (the “Plan”) is provided for general informational purposes only. Participants should refer to the Plan document or the summary plan description for more complete information. The Plan is a defined contribution plan for the salaried employees of Ingredion Incorporated ("Ingredion" or the "Company") in the United States. The Plan allows employees to set aside part of their compensation for retirement. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA) as amended.

The Company maintains the Plan for the benefit of its eligible salaried employees and those eligible salaried employees of its affiliates who adopt the Plan.

Fidelity Management Trust Company (the “Trustee”) holds the Plan’s investments and executes investment transactions through the trust established pursuant to the Plan.

Contributions and Vesting

Salaried employees become eligible to contribute to the Plan immediately upon employment. Participants may contribute between 1% and 75% of their gross annual compensation on a before-tax basis, Roth, after-tax basis, or combination of all three, subject to the limits imposed by the Internal Revenue Code ($23,500 for 2025). The Plan also allows for participants age 50 and older to contribute additional tax-deferred contributions. These catch-up contributions were subject to Internal Revenue Service ("IRS") limits of $7,500 in 2025. The Plan also permits participants to make rollover contributions in accordance with the Internal Revenue Code.

The Plan allows for automatic enrollment of participants. Each employee who commences employment, or re-employment, with the Company and has not affirmatively elected to participate (or not to participate) in the Plan within 30 days is automatically deemed to have elected to participate in the Plan. Employees who are automatically enrolled in the Plan commence tax-deferred contributions at 6% of their gross annual compensation.

The Company makes a matching contribution to the Plan of an amount equal to 100% of the first 6% of salary that the employee has elected to contribute. Company contributions are 100% vested after three years of service. Employees hired or rehired after January 1, 2015 are eligible for an additional 3% basic employer contribution to the Plan.

Participants direct the investment of their contributions and employer contributions into various investment options offered by the Plan. The investment funds under the Plan include collective trust funds, an Ingredion stock fund, and various mutual funds. The Ingredion stock fund is primarily invested in the common stock of the Company and money market mutual funds.
Notes to the Financial Statements, continued

1.   Description of Plan, continued

Participant Accounts

Individual account balances are maintained for each participant. Each participant’s account is credited with the participant’s contribution, allocations of the Company’s contributions, Plan gains, and charged with Plan losses as well as an allocation of administrative expenses. Allocations are based on participant earnings or account balances, as defined. Forfeited balances of terminated participants’ non-vested accounts are used to reduce future Company contributions. As of December 31, 2025 and 2024, the forfeitures were negligible. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants have a fully vested interest in all contributions made by them and in the Plan’s earnings/losses on those contributions at all times.

Notes Receivable from Participants

Participants are permitted to obtain loans from their plan accounts while employed by the Company. In general, the amount of the loan may not exceed the lesser of $50,000 reduced by the highest outstanding loan balance in a participant’s vested account during the prior 12-month period, or 50% of their vested account balance. The minimum loan amount is $500. Loan transactions are treated as a transfer between the investment funds and the loan fund. The loans bear a rate of interest equal to the prime rate as published by Reuters plus one percent as of the last business day of the month prior to the date the loan is requested. Loans are repaid through payroll deductions and repayments are reinvested into the participant’s account according to the current investment election. Current outstanding loans will mature through 2041.

Payment of Benefits

A participant becomes fully vested in all employer contributions upon death, disability or attaining the age of 65. Upon retirement, death, or termination, the participant’s benefit will generally be paid in a lump sum. Under certain circumstances, participants may withdraw their before-tax contributions during their employment with the Company. Withdrawals may be made in the event of financial hardship, as defined in the Plan, or after attainment of age 59 ½ years old.

Administrative Expenses

Loan origination fees associated with notes receivable are paid by participants and the Plan’s recordkeeping fees are paid by the Plan and are reflected as administrative expenses of the Plan. Certain trustee fees and other administrative expenses are paid by the Company.

Master Trust
Assets of the Plan are co-invested with the assets of the Ingredion Incorporated Retirement Savings Plan for Hourly Employees sponsored by the Company in a commingled investment known as the Ingredion Incorporated Master Trust (the “Master Trust”) for which Fidelity Management Trust Company serves as the trustee.